UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2005

Date of reporting period: April 30, 2005

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's annual report as of April 30, 2005 transmitted to stockholders.

                                  ANNUAL REPORT

                                                June 2, 2005

Dear Shareholder:

      I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2005, including the enclosed audited financial report for that period and for the corresponding period in 2004. Also enclosed are the proxy statement for this year's annual shareholders meeting on June 21, 2005, and the company's privacy policy.

      A schedule of the company's portfolio holdings at April 30, 2005, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at April 30, 2005 was $12.51, compared with $12.61 at April 30, 2004. Net investment income per share was $.43 for the year ended April 30, 2005, compared with $.46 for the year ended April 30, 2004. Distributions to shareholders amounted to $.48 per share for fiscal 2005, compared to $.49 for fiscal 2004.

      At the company's last annual meeting on July 1, 2004, the reappointment of Leslie Sufrin & Company, P.C. as the company's auditors for the fiscal year ending April 30, 2005 was ratified by the shareholders as follows:

      Shares Voted For                       2,829,387.6220
      Shares Voted Against                             None
      Shares Abstaining                                None

June 2, 2005
Page - 2 -

      Also at the last annual meeting, the following persons were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                     Shares Voted For           Shares Withheld
                                     ----------------           ---------------

      Mark Goodman                    2,829,387.6220                  None
      Peter Goodman                   2,829,387.6220                  None
      Paul Kramer                     2,829,387.6220                  None
      Jay S. Negin                    2,829,387.6220                  None
      Warren F. Pelton                2,829,387.6220                  None
      Russell J. Stoever              2,829,387.6220                  None

      The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company. The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are "interested persons" as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not. Peter Goodman is an "interested person" because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman's son, and Warren Pelton because he is an officer of the company.

                                     Table A

                                                                     Principal
                                                                     Occupations            Number of         Other
Name, Address                    Positions in           Director     During Past            Portfolios        Director-
and Age                          Tridan Corp.           Since        5-years                Overseen          ships Held
-------------                    ------------           --------     -----------            ----------        ----------
Interested Persons:

Mark Goodman                     Director               1999         Pianist and Teacher         1               None
(Son of Peter Goodman)
15 Orchard Street
Jamaica Plain, MA  02130
Age 51

Peter Goodman                    Director and           1980         President, Tridan           1               None
65 Wendover Road                 President                           Corp.
Rye, NY  10580
Age 79

Warren Fred Pelton               Director, Vice-        1988         Director of                 1               None
6079 Fairway Court               President and                       Development,
Naples, FL  34110                Treasurer                           International
Age 67                                                               College until 2001;
                                                                     Consultant

June 2, 2005
Page - 3 -

                                     Table B

                                                                           Principal
                                                                           Occupations During     Number of        Other
Name, Address                       Positions in              Director     Past                   Portfolios       Director-
and Age                             Tridan Corp.              Since        5-years                Overseen         ships Held
-------------                       ------------              --------     -----------            ----------       ----------
Disinterested Persons:

Paul Kramer                         Director and              2004         Partner, Kramer            1            Juniper
17 Huntley Road                     Audit Committee Chairman               Love & Cutler                           Partners
Holmdel, NJ 07733                                                          (certified public                       Acquisition
Age 73                                                                     accountant)                             Corp.

Jay Stanley Negin                   Director and              1985         Investor                   1            None
6 Demarest Court                    Audit Committee Member
Englewood Cliffs, NJ 07632
Age 74

Russell Jude Stoever                Director and              1995         Vice-President,            1            None
15 Rockleigh Road                   Audit Committee Member                 Stoever Glass &
Rockleigh, NJ 07647                                                        Co., Inc.
Age 60                                                                     (a registered
                                                                           broker-dealer)

                                     Table C

                                                   Principal
                                                   Occupations       Number of     Other
Name, Address                   Positions in       During Past       Portfolios    Director-
and Age                         Tridan Corp.       5-years           Overseen      ships Held
-------------                   ------------       -----------       ----------    ----------
Non-director Officers:

I. Robert Harris                Secretary          Attorney          None          None
51 East 42nd Street
Suite 1700
New York, NY  10017
Age 73

June 2, 2005
Page - 4 -

      No director or officer received any compensation from the company during the last fiscal year, except for fees of $11,250 paid to each director. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $22,500 during fiscal 2005 (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

      A statement of additional information about directors is available without charge, upon the request of any shareholder by telephoning the company's secretary, I. Robert Harris, collect at 212-682-8383, extension 39.

                                        Sincerely

                                        TRIDAN CORP.


                                        Peter Goodman, President

                                  TRIDAN CORP.

                              FINANCIAL STATEMENTS

                       YEARS ENDED APRIL 30, 2005 AND 2004

                                      with

                          INDEPENDENT AUDITOR'S REPORT

                                  TRIDAN CORP.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

INDEPENDENT AUDITOR'S REPORT                                                1

FINANCIAL STATEMENTS

    Statements of Assets and Liabilities
        April 30, 2005 and 2004                                             2

    Schedules of Investments in Municipal Obligations
        April 30, 2005 and 2004                                           3-7

    Statements of Operations
        Years Ended April 30, 2005 and 2004                                 8

    Statements of Changes in Net Assets
        Years Ended April 30, 2005, 2004 and 2003                           9

    Notes to Financial Statements                                       10-14

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp., including the schedules of investments in municipal obligations, as of April 30, 2005 and 2004, and the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period then ended and the financial highlights (Note 6) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2005 and 2004, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2005 and 2004, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

     /s/ Leslie Sufrin and Company, P.C.

New York, NY
May 19, 2005

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             April 30, 2005 and 2004

   ASSETS                                                        2005            2004
                                                                 ----            ----
Investments in municipal obligations, at
   fair value (amortized cost - $35,418,602
   and $35,800,684, respectively)                           $ 37,494,046    $ 38,193,774
Cash and cash equivalents                                      1,071,382         695,112
Accrued interest receivable                                      560,590         598,444
Prepaid insurance                                                  5,000              --
                                                            ------------    ------------

       Total assets                                           39,131,018      39,487,330
                                                            ------------    ------------

    LIABILITIES

Accounts payable and accrued liabilities (Note 2):
   Accrued investment advisory fees                               27,000          27,500
   Accrued fees - affiliate                                       20,551          19,965
   Accrued other                                                  55,895          27,055
Common stock redemption payable (Note 4)                              --          40,831
                                                            ------------    ------------
       Total liabilities                                         103,446         115,351
                                                            ------------    ------------

       Net assets                                           $ 39,027,572    $ 39,371,979
                                                            ============    ============

Analysis of net assets:
   Common stock, at $.02 par value, 6,000,000 shares
     authorized$                                                  63,982    $     63,982
   Paid in capital                                            36,873,475      36,915,262
   Over distributed investment income, net                       (50,226)         (9,383)
   Undistributed capital gains                                    64,897           9,028
   Unrealized appreciation of investments, net                 2,075,444       2,393,090
                                                            ------------    ------------

   Net assets [equivalent to $12.51 and $12.61 per share,
     respectively, based on 3,118,570.7018 shares and
     3,121,872.4389 shares of common stock
     outstanding, respectively (Note 4)]                    $ 39,027,572    $ 39,371,979
                                                            ============    ============

                     The accompanying notes are an integral
                      part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULE OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                             April 30, 2005 and 2004

                                                                      2005                                   2004
                                                       ------------------------------------   ------------------------------------
                                                       Principal    Amortized       Fair      Principal    Amortized       Fair
                                                         Amount        Cost        Value        Amount        Cost        Value
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Revenue Backed
Metropolitan Transportation Authority
   NY Service Contract Commuter Facilities
   (Escrowed to Maturity)
   5.75% due July 1, 2008                              $1,000,000   $  987,788   $1,086,640   $1,000,000   $  984,400   $1,125,380

Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Pre-Refunded November 15, 2010 @100)
   5.75% due November 15, 2013                          1,100,000    1,131,934    1,247,697    1,100,000    1,136,796    1,264,758

N.Y.C. Municipal Water Finance Authority
   NY Wtr & Swr Sys Rev
   6.0% due June 15, 2009                               2,000,000    2,100,114    2,234,620    2,000,000    2,121,650    2,294,540

N.Y.S. Dormitory Authority -
   Rev Columbia University
   5.0% due July 1, 2010                                1,000,000    1,051,939    1,086,450    1,000,000    1,060,848    1,096,800

   Revs Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                                  215,000      245,006      242,393      215,000      248,091      240,525

   Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                          1,400,000    1,533,186    1,537,788    1,000,000    1,096,135    1,079,570

   Rev St Personal Income Tax Ed
   5.5% due March 15, 2011                              1,000,000    1,086,502    1,114,690    1,000,000    1,099,398    1,110,730

   Revs State Univ Educ Facils of New York
   7.5% due May 15, 2011                                  395,000      390,151      448,965      395,000      389,542      464,236

   Revs State Univ Educ Facils of New York
   (Escrowed to Maturity)
   7.5% due May 15, 2011                                  195,000      192,606      229,938      195,000      192,306      237,161

New York Environmental Facilities Corp
   Pollution Control Rev St Water NYC 02
   5.75% due June 15, 2008                                 25,000       25,482       27,114       25,000       25,621       27,916

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULE OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                  (Continued)
                             April 30, 2005 and 2004

                                                               2005                                      2004
                                               ---------------------------------------    -------------------------------------
                                                Principal    Amortized        Fair         Principal    Amortized      Fair
                                                 Amount        Cost           Value         Amount        Cost         Value
                                               -----------  -----------    -----------    -----------  -----------  -----------
Revenue Backed (continued)
New York Environmental Facilities Corp
   Pollution Control Rev St Water Revolv Fd
   5.2% due May 15, 2014                       $   575,000  $   636,059    $   649,647    $   575,000  $   641,621  $   630,815

N.Y.S. Urban Development Corp -
   Purp Rev Sub Lien
   6.0% due July 1, 2005                                --           --             --      1,500,000    1,515,020    1,576,890

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                     2,000,000    2,109,960      2,233,720      2,000,000    2,118,029    2,193,800

Power Authority of the State of New York
   General Purpose Ref
   (Escrowed to Maturity)
   6.5% due January 1, 2008                      1,675,000    1,694,504      1,758,985      1,675,000    1,701,046    1,840,858

Triborough Bridge & Tunnel Authority NY -
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                      1,000,000    1,020,580      1,156,370      1,000,000    1,021,829    1,119,150

   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                      1,500,000    1,545,719      1,694,670      1,500,000    1,551,263    1,723,500
                                               -----------  -----------    -----------    -----------  -----------  -----------
                                                15,080,000   15,751,530     16,749,687     16,180,000   16,903,595   18,026,629
                                               -----------  -----------    -----------    -----------  -----------  -----------
                                                                                 42.9%(*)                                  45.8%(*)
Insured
Bethlehem NY Central School District
   Ref Unlimited Tax
   5.0% due November 1, 2015                       500,000      551,542        557,310             --           --           --

City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                         1,110,000    1,188,866      1,217,870      1,110,000    1,200,050    1,210,211

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2014                           275,000      297,894        302,838             --           --           --

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULE OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2005 and 2004

                                                                      2005                                  2004
                                                       ------------------------------------   ------------------------------------
                                                       Principal    Amortized       Fair      Principal    Amortized       Fair
                                                         Amount        Cost        Value        Amount        Cost        Value
                                                       ----------   ----------   ----------   ----------   ----------   ----------
Insured (continued)
Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2015                               $  275,000   $  296,016   $  300,209   $       --   $       --   $       --

Clarkstown Central School District
   NY Unlimited Tax
   (Par Call April 15, 2014 @100)
   5.25% due April 15, 2015                               400,000      437,722      449,920      400,000      440,735      436,408

Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                            1,480,000    1,501,621    1,633,091    1,480,000    1,504,369    1,632,840

Commonwealth of Puerto Rico
   General Obligation
   5.5% due July 1, 2006                                       --           --           --      600,000      611,244      644,598

Commonwealth of Puerto Rico
   Electric Power Auth Rev
   5.5% due July 1, 2017                                  700,000      795,260      814,968           --           --           --

Commonwealth of Puerto Rico Highway
   Transportation Auth Rev Ref
   6.25% due July 1, 2016                                 285,000      340,868      351,516      285,000      344,752      338,600

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                           1,070,000    1,067,388    1,236,289    1,070,000    1,067,024    1,240,173

N.Y.C. General Purpose
   Unlimited Tax Series
   6.75% due February 1, 2009                           1,000,000    1,066,226    1,126,070    1,000,000    1,081,944    1,162,240

N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                                1,000,000    1,057,654    1,133,730    1,000,000    1,069,818    1,162,140

New York Environmental Facilities Corp
   State Pers Income Tax Rev
   5.25 % due December 15, 2012                           400,000      448,851      447,836           --           --           --

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULE OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2005 and 2004

                                                           2005                                        2004
                                          -----------------------------------------------------------------------------------
                                           Principal     Amortized       Fair          Principal     Amortized       Fair
                                            Amount         Cost          Value          Amount         Cost          Value
                                          -----------   -----------   -----------     -----------   -----------   -----------
Insured (continued)
N.Y.S. Local Govt Assistance Corp Ref
   5.25% due April 1, 2017                $   240,000   $   270,208   $   279,735     $        --   $        --   $        --

N.Y.S. Thruway Authority
   Second Gen Hwy &  Brdg Trust Fund
   5.25% due April 1, 2013                  1,000,000     1,105,508     1,122,890              --            --            --

N.Y.S. Urban Development Corp -
   Corp Rev Ref Correction Facility
   (Pre-Refunded to January 1, 2009 @101)
   6.0% due January 1, 2012                 1,000,000     1,021,308     1,115,820       1,000,000     1,024,008     1,143,740

   Corp Rev Ref Correction Facility
   5.5% due January 1, 2008                        --            --            --       1,055,000     1,071,709     1,156,744

Puerto Rico Commonwealth Highway
   and Transportation Auth Hwy Rev Ref
   (Mandatory Put July 1, 2010 @100)
   5% due July 1, 2035                      1,000,000     1,088,364     1,080,970       1,000,000     1,089,731     1,088,640

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.25% due July 1, 2015                     500,000       564,809       581,590         500,000       569,899       561,990

Suffolk County Judicial Facilities Agency
   NY Service Agreement
   Rev John P Cohalan Complex
   (Callable October 15, 2009 @101)
   5.75% due October 15, 2011               1,340,000     1,362,447     1,493,390       1,340,000     1,364,190     1,501,925

Suffolk County Water Authority
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                    1,510,000     1,598,680     1,679,437       1,510,000     1,618,238     1,715,934
                                          -----------   -----------   -----------     -----------   -----------   -----------
                                           15,085,000    16,061,232    16,925,479      13,350,000    14,057,711    14,996,183
                                          -----------   -----------   -----------     -----------   -----------   -----------
                                                                            43.4%(*)                                     38.1%(*)

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                SCHEDULE OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Continued)
                             April 30, 2005 and 2004

                                                             2005                                        2004
                                            ---------------------------------------     ---------------------------------------
                                             Principal     Amortized       Fair          Principal     Amortized       Fair
                                              Amount         Cost          Value          Amount         Cost          Value
                                            -----------   -----------   -----------     -----------   -----------   -----------
General Obligations
N.Y.S. Ref Unlimited Tax
   6.5% due July 15, 2005                   $        --   $        --   $        --     $ 1,700,000   $ 1,730,438   $ 1,799,994

Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                       445,000       506,299       517,014         445,000       514,043       511,100

Puerto Rico Public Buildings Auth
   Gtd Ref Govt Facs Ser
   (Par Call July 1, 2012 @100)
   5.0% due July 1, 2028                        500,000       514,050       536,300              --            --            --
                                            -----------   -----------   -----------     -----------   -----------   -----------
                                                945,000     1,020,349     1,053,314       2,145,000     2,244,481     2,311,094
                                            -----------   -----------   -----------     -----------   -----------   -----------
                                                                                2.7%(*)                                     5.9%(*)
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax -
   (Pre-Refunded to June 1, 2008 @101)
   6.0% due June 1, 2010                        890,000       893,818       981,500         890,000       894,444     1,016,060

   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                         10,000        10,043        10,978          10,000        10,050        11,111

City of New York NY Ref Unlimited Tax
   (Pre-Refunded to May 15, 2010@101)
   6.0% due May 15, 2030                        150,000       178,213       172,005         150,000       178,794       174,635

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                    1,310,000     1,335,238     1,421,979       1,310,000     1,342,514     1,472,584

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr NYC 02
   (Escrowed to Maturity)
   5.75% due June 15, 2008                      165,000       168,179       179,104         165,000       169,095       185,478
                                            -----------   -----------   -----------     -----------   -----------   -----------
                                              2,525,000     2,585,491     2,765,566       2,525,000     2,594,897     2,859,868
                                            -----------   -----------   -----------     -----------   -----------   -----------
                                                                                7.1%(*)                                     7.3%(*)

                                            $33,635,000   $35,418,602   $37,494,046     $34,200,000   $35,800,684   $38,193,774
                                            ===========   ===========   ===========     ===========   ===========   ===========
                                                                               96.1%(*)                                    97.0%(*)

(*)   Represents percentage of net assets.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                       Years Ended April 30, 2005 and 2004

                                                               2005           2004
                                                               ----           ----
Investment income:

    Interest                                               $ 1,931,779    $ 1,994,877

    Amortization of bond premium and discount - net           (202,449)      (205,570)
                                                           -----------    -----------

        Total investment income                              1,729,330      1,789,307
                                                           -----------    -----------

Expenses:

    Investment advisory fee (Note 2)                           107,514        110,670

    Professional fees (Note 2)                                 110,770         92,195

    Directors' fees                                             67,500         49,500

    Administrative and accounting expenses                      86,500         68,380

    Insurance and other administrative expenses (Note 1)        17,648         13,183
                                                           -----------    -----------

        Total expenses                                         389,932        333,928
                                                           -----------    -----------

Investment income - net                                      1,339,398      1,455,379
                                                           -----------    -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                           173,333         97,761

    Change in unrealized appreciation (depreciation)
      of investments for the year                             (317,646)    (1,040,001)
                                                           -----------    -----------

    Net gain (loss) on investments                            (144,313)      (942,240)
                                                           -----------    -----------

Net increase in net assets resulting from operations       $ 1,195,085    $   513,139
                                                           ===========    ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                    Years Ended April 30, 2005, 2004 and 2003

                                                    2005            2004            2003
                                                    ----            ----            ----
Increase (decrease) in net assets resulting
   from operations:
     Investment income - net                    $  1,339,398    $  1,455,379    $  1,436,759

     Net realized gain on investments                173,333          97,761          19,263

     Change in unrealized
       appreciation (depreciation)                  (317,646)     (1,040,001)      1,214,326
                                                ------------    ------------    ------------

         Net increase in net assets resulting
           from operations                         1,195,085         513,139       2,670,348

Distributions to shareholders from:
   Investment income - net                        (1,380,241)     (1,437,093)     (1,428,295)

   Capital gains - net                              (117,464)        (94,383)        (41,373)

Redemptions of shares, 3,301.7371 shares,
3,786.0403 shares and
2,689.7041 shares, respectively                      (41,787)        (47,772)        (34,351)
                                                ------------    ------------    ------------

Total increase (decrease)                           (344,407)     (1,066,109)      1,166,329

Net assets:

   Beginning of year                              39,371,979      40,438,088      39,271,759
                                                ------------    ------------    ------------

   End of year (a) (b)                          $ 39,027,572    $ 39,371,979    $ 40,438,088
                                                ============    ============    ============

(a) For the years ending April 30, 2005, 2004 and 2003 includes over distributed investment income of $50,226, $9,383 and $27,669, respectively.

(b) For the years ending April 30, 2005, 2004 and 2003 includes undistributed capital gains of $64,897, $9,028 and $5,650, respectively.

                     The accompanying notes are an integral
                       part of these financial statements.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2005 and 2004

Note 1 - Significant accounting policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Acquisition and valuation of investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are displayed at fair value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, which quotations was not readily available, as of April 30, 2005 and 2004.

Amortization of bond premium or discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

Interest income from municipal investments are exempt from Federal and state income taxes.

Cash and cash equivalents

The Company considers all investments that can be liquidated on demand to be cash equivalents. Cash and cash equivalents, at April 30, 2005 and 2004, were as follows:

                                                              April 30,
                                                        ---------------------
                                                           2005        2004
                                                           ----        ----

  Cash - demand deposits                                $1,071,382   $608,112
  Cash equivalents - demand bonds and notes                     --     87,000
                                                        ----------   --------
                                                        $1,071,382   $695,112
                                                        ==========   ========

The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2005 and 2004

Note 1 - Significant accounting policies (continued)

Use of estimates

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk

The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

Note 2 - Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following at:

                                                            April 30,
                                                       ------------------
                                                         2005      2004
                                                         ----      ----

      Accrued investment advisory fees (a)             $ 27,000   $27,500
      Accrued fees - affiliate  (b)                      20,551    19,965
      Accrued audit fees (c)                             31,495    24,955
      Accrued administrative and accounting expenses     24,400     2,100
                                                       --------   -------
                                                       $103,446   $74,520
                                                       ========   =======

(a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b) For the years ending April 30, 2005 and 2004, the Company incurred legal fees of approximately $70,000 and $62,000, respectively, which include professional fees paid to the law firm of which an officer of the Company is a member.

(c) For the years ending April 30, 2005 and 2004, the Company incurred audit fees of approximately $41,000 and $30,000, respectively.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2005 and 2004

Note 3 - Investment transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $4,728,000 and $5,074,000 for the year ended April 30, 2005 and $4,447,000 and $4,484,000, respectively, for the year ended April 30, 2004.

The U.S. Federal income tax basis of the Company's investments, at April 30, 2005 and 2004, was approximately $35,419,000 and $35,801,000, respectively, and net unrealized appreciation, at April 30, 2005 and 2004, for U.S. Federal income tax purposes was approximately $2,076,000 and $2,393,000, respectively (gross unrealized appreciation of approximately $2,093,000 and $2,455,000, respectively; gross unrealized depreciation of approximately of $17,000 and $62,000, respectively).

Note 4 - Common stock, share redemption plan and net asset values

At April 30, 2005 and 2004, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2005 and 2004, $942,839 (80,529.2982 shares) and $901,052
(77,227.5611 shares), respectively, had been redeemed under this plan and are held in treasury.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset value per share and the shares outstanding were as follows:

                                                                    April 30,
                                                          ------------------------------
                                                            2005                  2004
                                                            ----                  ----
    Net asset value:
        -at fair value of the underlying investments       $12.51                $12.61
        -at amortized cost                                 $11.85                $11.85

    Shares outstanding at:
        April 30, 2005                                                   3,118,570.7018
        April 30, 2004                                                   3,121,872.4389

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                             April 30, 2005 and 2004

Note 5 - Distributions

During the years ended April 30, 2005 and 2004, distributions of $1,497,705 ($.48 per share) and $1,531,476 ($.49 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $117,464 in 2005 and $94,383 in 2004, were exempt from Federal income taxes.

The tax character of distributions paid during the years ending April 30, 2005 and 2004 was as follows:

                                                       2005         2004
                                                       ----         ----
    Distributions paid from:
      Tax-exempt investment income, net             $1,380,241   $1,437,093
      Capital gains                                    117,464       94,383
                                                    ----------   ----------

                                                    $1,497,705   $1,531,476
                                                    ==========   ==========

As of April 30, 2005 and 2004, the components of distributable earnings on a tax basis were as follows:


                                                        2005          2004
                                                        ----          ----

 Overdistributed tax-exempt investment income, net   $  (50,226)   $   (9,383)
 Undistributed capital gains                             64,897         9,028
 Unrealized appreciation of investments, net          2,075,444     2,393,090
                                                     ----------    ----------

                                                     $2,090,115    $2,392,735
                                                     ==========    ==========

The Company has no capital loss carry forwards or book/tax differences as of April 30, 2005 and 2004. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2005 and 2004.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                               April 30, 2005 and 2004

Note 6 - Financial highlights

Selected per share data and ratios.

                                                      For the Fiscal Years Ended April 30,
                                             -------------------------------------------------------
                                              2005        2004        2003        2002        2001
                                              ----        ----        ----        ----        ----
Per share operating performance:
(For a share of capital stock outstanding
throughout the period):

Net asset value, beginning of year           $ 12.61     $ 12.94     $ 12.55     $ 12.36     $ 11.85
                                             -------     -------     -------     -------     -------

Income from investment operations:
  Net investment income                          .43         .46         .47         .47         .53
  Net realized and unrealized gain
    (loss) on investments                       (.05)       (.30)        .39         .22         .54
                                             -------     -------     -------     -------     -------
      Total from investment operations           .38         .16         .86         .69        1.07

Less distributions:
  Dividends (from net investment income)        (.44)       (.46)       (.46)       (.48)       (.53)
  Capital gains                                 (.04)       (.03)       (.01)       (.02)       (.03)
                                             -------     -------     -------     -------     -------
      Total distributions                       (.48)       (.49)       (.47)       (.50)       (.56)
                                             -------     -------     -------     -------     -------

Net asset value - end of year                $ 12.51     $ 12.61     $ 12.94     $ 12.55     $ 12.36
                                             =======     =======     =======     =======     =======

Per share market value - end of period       $ 12.51     $ 12.61     $ 12.94     $ 12.55     $ 12.36
                                             =======     =======     =======     =======     =======

Total investment return                        (0.79%)     (2.55%)      3.11%       1.54%       4.30%

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)   $39,028     $39,372     $40,438     $39,272     $38,711

  Ratio of expenses to average net assets        .99%       0.83%       0.84%       0.80%       0.75%

  Ratio of net investment income
    to average net assets                       3.40%       3.61%       3.59%       3.79%       4.32%

  Portfolio turnover rate                      14.78%      13.00%      12.00%      12.00%      33.00%

  Average (simple) number of shares
    outstanding (in thousands)                 3,120       3,124       3,127       3,130       3,132

Item 2. Code of Ethics

        The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3. Audit Committee Financial Expert

        The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4. Principal Accountant Fees and Services

        Incorporated by reference to the registrant's proxy statement dated June 2, 2005, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5. Audit Committee of Listed Registrants.

        Not applicable, because the registrant is not a listed issuer.

Item 6. Schedule of Investments.

        A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2005 is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        Reportage under this item is not required until the annual report for the registrant's fiscal year ending April 30, 2006.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10. Submission of Matters to a Vote of Security Holders.

        The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

        (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

        (b) There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

        (a) The following exhibits are filed herewith:

            (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                  Tridan Corp.
                                       and
                  Tridan Corp. Employees Stock Ownership Trust

                                 Privacy Policy

      The directors and management of Tridan Corp. and Tridan Corp. Employees Stock Ownership Trust ("ESOT") respect the privacy of nonpublic personal information that we collect from our shareholders and ESOT participants. This notice provides information regarding our policies and practices surrounding the collection and handling of nonpublic personal information. The words "we" and "us" refer to Tridan Corp. and the ESOT. The words "you" and "your" refer to our shareholders and ESOT participants, present and past.

Types of Information We Collect

      During the course of our relationship, you sometimes share with us nonpublic personal information, such as your address, social security number, age, and number of shares owned by you. We collect this information from applications, verbal communications, and correspondence with you. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to handle your account properly and provide you with the services you expect to receive.

Use and Disclosure of Personal Financial Information

      We may use your nonpublic personal information in order to provide you with distributions, custodial, accounting, administrative and other shareholder services.

      We do not disclose any nonpublic personal information about you to anyone, except as permitted by law.

      We are permitted under law to disclose nonpublic personal information about you to third parties in certain circumstances. For example, we may disclose your nonpublic personal information to third parties that assist us in providing services to you.

      On occasion, we may be required to provide information about you and your accounts and transactions to governmental agencies, in order to fulfill legal and regulatory requirements. We will comply with these laws, to the extent we are required to do so.

Safeguarding Your Personal Financial Information

      We restrict access to your nonpublic personal information to those who have a need to know that information in order to provide services to you. We maintain physical, electronic, and/or procedural safeguards that meet the standards of applicable laws and regulations.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Tridan Corp.
            --------------------------------------------------------------------


By (Signature and Title)        /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: June 10, 2005

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: June 10, 2005


By (Signature and Title)        /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: June 10, 2005